Other disclosures - Fair value of assets not measured in fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 1,285,120	$ 1,308,730
Loans and advances to credit institutions
Financial assets
Financial assets	105,209	120,219
Loans and advances to customers
Financial assets
Financial assets	615,038	586,147
Debt instruments.
Financial assets
Financial assets	323,452	306,643
Financial assets at amortised cost, category | Balances with the Central Bank
Financial assets
Financial assets	36,148	53,776
Financial assets at amortised cost, category | Loans and advances to credit institutions
Financial assets
Financial assets	59,122	82,388
Financial assets at amortised cost, category | Loans and advances to customers
Financial assets
Financial assets	609,420	581,638
Financial assets at amortised cost, category | Debt instruments.
Financial assets
Financial assets	10,758	11,472
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Balances with the Central Bank
Financial assets
Financial assets	36,148	53,776
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to credit institutions
Financial assets
Financial assets	59,122	82,387
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to customers
Financial assets
Financial assets	639,300	605,950
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Debt instruments.
Financial assets
Financial assets	10,758	11,472
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Balances with the Central Bank
Financial assets
Financial assets	36,148	53,776
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to credit institutions
Financial assets
Financial assets	34,542	51,491
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to customers
Financial assets
Financial assets	2,587	3,214
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to credit institutions
Financial assets
Financial assets	24,580	30,896
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Loans and advances to customers
Financial assets
Financial assets	636,713	602,736
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets at amortised cost, category | Debt instruments.
Financial assets
Financial assets	$ 10,758	$ 11,472